Income Taxes - Schedule of Provision for Income Taxes (Details)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets
Singapore [Member]
Schedule of Provision for Income Taxes [Line Items]
Deferred tax assets:	295,650	228,425
Less: valuation allowance	$ (295,650)	$ (228,425)